Goodwill and Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets amortization expense recognized	¥ 8,178	¥ 9,025	¥ 8,557